ORGANIZATION AND NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS
NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

(a) Organization

Lingerie Fighting Championships, Inc. (the "Company") is a Nevada corporation incorporated on November 29, 2006 under the name Sparking Events, Inc.  The Company's corporate name was changed to Xodtec Group USA, Inc. in June 2009, Xodtec LED, Inc. in May 2010, Cala Energy Corp. in September 2013 and Lingerie Fighting Championships, Inc. on April 1, 2015.

The Company is a development-stage media company, which is in the process of developing and implementing a program of original entertainment for mature audiences which it plans to make available predominantly through live entertainment events, as well as through digital home video, broadcast television networks, video-on-demand and digital media channels.  Prior to the reverse acquisition transaction described below, the Company was a shell corporation, and had been a shell corporation since February 28, 2013.

References to LFC relate to Lingerie Fighting Championships, Inc. as it existed prior to the reverse acquisition transaction.  As a result of the reverse acquisition transactions, on March 31, 2015, LFC became a wholly-owned subsidiary of the Company, and on April 1, 2015, pursuant to an agreement of merger between the Company and LFC, LFC was merged into the Company and the Company's corporate name was changed to Lingerie Fighting Championships, Inc.

On March 31, 2015, the Company, pursuant to share exchange agreement (the "Share Exchange Agreement"), among the Company, LFC, and the holders of all of the outstanding common stock and convertible notes of LFC exchanged their common stock and convertible notes of LFC for a total of 16,750,000 shares of common stock, which represented 84.70% of the Company's common stock after giving effect to the issuance of the shares pursuant to the Share Exchange Agreement and the shares of common stock issued in the private placement described in the following paragraph.  The issuance of the 16,750,000 shares of common stock to the former holders of LFC's common stock and convertible notes in exchange for the capital stock of LFC is referred to as the reverse acquisition transaction.  The sole director and chief executive officer of LFC became a director and the chief executive officer of the Company.  As a result of the reverse acquisition, the Company's business has become the business of LFC.

On March 31, 2015, contemporaneously with the closing pursuant to the Share Exchange Agreement, the Company issued 2,500,000 shares of common stock for a purchase price of $0.08 per share, for a total of $200,000.  The proceeds from the private placement were held in escrow on March 31, 2015, and were paid to the Company on April 2, 2015.  Accordingly, on March 31, 2015, the proceeds from the private placement are reflected as a subscription receivable.  None of the purchasers in the private placement are affiliates of the Company.

Under generally accepted accounting principles, the acquisition by the Company of LFC is considered to be a capital transaction in substance, rather than a business combination. That is, the acquisition is equivalent to the acquisition by LFC of the Company, then known as Cala Energy Corp., with the issuance of stock by LFC for the net monetary assets of the Company. The assets and liabilities assumed were $2,578 and $42,100, respectively. This transaction is reflected as a recapitalization, and is accounted for as a change in capital structure. Accordingly, the accounting for the acquisition is identical to that resulting from a reverse acquisition. Under reverse acquisition accounting, the comparative historical financial statements of the Company, as the legal acquirer, are those of the accounting acquirer, LFC. As a result, the comparable financial statements for prior period will be the financial statements of LFC. The accompanying financial statements reflect the recapitalization of the stockholders' equity as if the reverse acquisition transactions occurred as of the beginning of the first period presented. Thus, the 11,500,000 shares of common stock issued to the former LFC stockholders are deemed to be outstanding for all periods reported from the date of the issuance of the underlying LFC securities, the 424,977 shares of common stock held by the Company's stockholders prior to the reverse acquisition are deemed to have been issued on March 31, 2015, the closing date for the reverse acquisition transaction, and the 5,250,000 shares issued pursuant to the Share Exchange Agreement to the holders of the convertible notes and the 2,500,000 shares issued in the private placement were issued on March 31, 2015.

(b) Reverse Split

On April 20, 2015, the Company effected a one-for-800 reverse split, pursuant to which each share of common stock was converted into, and became 1/800 of a share of common stock, with fractional shares being rounded up to the next higher whole number of shares.  As a result of the reverse split, the 339,757,357 shares of common stock, then outstanding, became and were converted into 424,977 shares.  All references to shares of common stock and per share information retroactively reflect the reverse split.